UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund
June 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK  -- 99.0%
CONSUMER DISCRETIONARY -- 11.2%
  Autonation (D)*                                       38,401       $      788
  Autozone*                                             11,393            1,053
  Bed Bath & Beyond*                                    50,820            2,123
  Best Buy (D)                                          50,766            3,480
  Big Lots*                                             19,450              257
  Black & Decker                                        13,642            1,226
  Brunswick                                             16,476              714
  Carnival (D)                                          89,587            4,887
  Centex (D)                                            21,737            1,536
  Circuit City Stores                                   32,527              562
  Clear Channel Communications                          87,557            2,708
  Coach*                                                64,723            2,173
  Comcast, Cl A (D)*                                   376,146           11,548
  Cooper Tire & Rubber (D)                              10,878              202
  Dana                                                  25,536              383
  Darden Restaurants                                    25,124              829
  Delphi*                                               95,435              444
  Dillard's, Cl A                                       12,362              289
  Dollar General                                        51,262            1,044
  Dow Jones (D)                                         12,005              426
  Eastman Kodak (D)                                     48,749            1,309
  eBay (D)*                                            206,992            6,833
  Family Dollar Stores (D)                              28,519              744
  Federated Department Stores (D)                       28,988            2,124
  Ford Motor (D)                                       313,328            3,208
  Fortune Brands                                        24,637            2,188
  Gannett                                               42,574            3,028
  Gap                                                  130,095            2,569
  General Motors (D)                                    96,045            3,266
  Genuine Parts                                         29,710            1,221
  Goodyear Tire & Rubber (D)*                           29,893              445
  Harley-Davidson (D)                                   48,916            2,426
  Harrah's Entertainment (D)                            30,854            2,224
  Hasbro                                                28,384              590
  Hilton Hotels                                         65,419            1,560
  Home Depot                                           366,431           14,254
  International Game Technology                         58,673            1,652
  Interpublic Group (D)*                                71,912              876
  JC Penney                                             45,247            2,379
  Johnson Controls                                      32,508            1,831
  Jones Apparel Group                                   20,817              646
  KB Home                                               14,166            1,080
  Knight-Ridder (D)                                     12,839              788
  Kohl's*                                               55,424            3,099
  Leggett & Platt                                       32,453              863
  Limited Brands                                        64,965            1,392
  Liz Claiborne                                         18,459              734
  Lowe's (D)                                           131,623            7,663
  Marriott International, Cl A                          34,022            2,321
  Mattel (D)                                            70,856            1,297
  May Department Stores                                 50,928            2,045
  Maytag (D)                                            13,522              212
  McDonald's                                           216,315            6,003
  McGraw-Hill                                           64,312            2,846
  Meredith                                               7,734              379
  New York Times, Cl A (D)                              24,789              772
  Newell Rubbermaid                                     46,729            1,114
  News, Cl A                                           491,472            7,952
  Nike, Cl B (D)                                        39,065            3,383
  Nordstrom                                             21,230            1,443
  Office Depot*                                         53,187            1,215
  OfficeMax                                             11,897              354
  Omnicom Group                                         31,501            2,516
  Pulte Homes                                           20,148            1,697


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  RadioShack                                            26,948       $      624
  Reebok International                                   9,528              399
  Robert Half International                             27,374              684
  Sears Holdings*                                       17,398            2,607
  Sherwin-Williams                                      21,523            1,014
  Snap-On                                                9,852              338
  Stanley Works                                         12,785              582
  Staples                                              126,324            2,693
  Starbucks*                                            66,800            3,451
  Starwood Hotels & Resorts Worldwide                   36,759            2,153
  Target                                               150,960            8,214
  Tiffany                                               24,742              811
  Time Warner*                                         798,628           13,345
  TJX (D)                                               80,994            1,972
  Toys "R" Us*                                          37,572              995
  Tribune (D)                                           50,720            1,784
  Univision Communications, Cl A (D)*                   49,633            1,367
  VF                                                    17,003              973
  Viacom, Cl B                                         274,752            8,798
  Visteon                                               21,725              131
  Walt Disney (D)                                      348,142            8,766
  Wendy's International                                 19,382              924
  Whirlpool                                             11,330              794
  Yum! Brands                                           49,548            2,580
                                                                     ----------
                                                                        209,212
                                                                     ----------
CONSUMER STAPLES -- 10.0%
  Alberto-Culver                                        14,418              625
  Albertson's (D)                                       62,587            1,294
  Altria Group                                         353,030           22,827
  Anheuser-Busch                                       132,117            6,044
  Archer-Daniels-Midland                               105,965            2,266
  Avon Products                                         80,184            3,035
  Brown-Forman, Cl B                                    15,327              927
  Campbell Soup                                         55,370            1,704
  Clorox                                                26,083            1,453
  Coca-Cola                                            385,787           16,107
  Coca-Cola Enterprises                                 59,979            1,320
  Colgate-Palmolive                                     89,360            4,460
  ConAgra Foods                                         88,090            2,040
  Costco Wholesale                                      81,332            3,645
  CVS                                                  137,943            4,010
  General Mills                                         62,934            2,945
  Gillette                                             169,999            8,607
  Hershey                                               37,201            2,310
  HJ Heinz                                              59,526            2,108
  Kellogg                                               59,681            2,652
  Kimberly-Clark                                        81,837            5,122
  Kroger (D)*                                          124,503            2,369
  McCormick                                             23,091              755
  Molson Coors Brewing, Cl B                            13,669              847
  Pepsi Bottling Group                                  33,622              962
  PepsiCo                                              285,361           15,390
  Procter & Gamble (D)                                 422,269           22,275
  Reynolds American (D)                                 19,801            1,560
  Safeway*                                              76,096            1,719
  Sara Lee                                             134,221            2,659
  Supervalu                                             22,975              749
  Sysco                                                108,302            3,919
  UST (D)                                               28,111            1,284
  Wal-Mart Stores                                      570,821           27,514
  Walgreen (D)                                         174,212            8,012
  WM Wrigley Jr. (D)                                    33,259            2,290
                                                                     ----------
                                                                        187,805
                                                                     ----------


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund (Continued)
June 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 8.7%
  Amerada Hess                                          14,592       $    1,554
  Anadarko Petroleum                                    40,272            3,308
  Apache                                                55,878            3,610
  Ashland                                               11,277              811
  Baker Hughes                                          57,507            2,942
  BJ Services (D)                                       27,625            1,450
  Burlington Resources                                  65,792            3,634
  Chevron                                              357,844           20,011
  ConocoPhillips                                       237,304           13,643
  Devon Energy (D)                                      81,160            4,113
  El Paso (D)                                          109,374            1,260
  EOG Resources (D)                                     40,638            2,308
  Exxon Mobil                                        1,085,611           62,390
  Halliburton (D)                                       86,118            4,118
  Kerr-McGee                                            20,116            1,535
  Kinder Morgan (D)                                     18,676            1,554
  Marathon Oil                                          59,214            3,160
  Nabors Industries (D)*                                25,276            1,532
  National Oilwell Varco*                               29,227            1,389
  Noble (D)                                             23,053            1,418
  Occidental Petroleum                                  67,838            5,219
  Rowan (D)*                                            18,236              542
  Schlumberger                                         100,256            7,613
  Sunoco                                                11,795            1,341
  Transocean*                                           55,510            2,996
  Unocal                                                46,255            3,009
  Valero Energy (D)                                     43,641            3,452
  Williams (D)                                          96,962            1,842
  XTO Energy                                            61,385            2,087
                                                                     ----------
                                                                        163,841
                                                                     ----------
FINANCIALS -- 20.1%
  ACE                                                   48,900            2,193
  Aflac                                                 85,337            3,693
  Allstate                                             114,255            6,827
  AMBAC Financial Group                                 18,479            1,289
  American Express                                     199,480           10,618
  American International Group*                        442,706           25,721
  AmSouth Bancorp (D)                                   60,384            1,570
  AON                                                   53,812            1,347
  Apartment Investment &
     Management, Cl A+                                  16,266              666
  Archstone-Smith Trust+                                33,973            1,312
  Bank of America                                      686,100           31,293
  Bank of New York                                     132,367            3,809
  BB&T                                                  93,262            3,728
  Bear Stearns                                          19,265            2,002
  Capital One Financial (D)                             42,918            3,434
  Charles Schwab                                       195,209            2,202
  Chubb                                                 33,246            2,846
  Cincinnati Financial                                  28,369            1,122
  CIT Group                                             35,854            1,541
  Citigroup                                            887,393           41,024
  Comerica                                              28,941            1,673
  Compass Bancshares                                    21,012              946
  Countrywide Financial                                100,072            3,864
  E*Trade Financial*                                    63,027              882
  Equity Office Properties Trust+                       69,337            2,295
  Equity Residential+                                   48,729            1,794
  Fannie Mae                                           164,944            9,633
  Federated Investors, Cl B                             16,179              485
  Fifth Third Bancorp                                   88,832            3,661
  First Horizon National (D)                            20,938              884
  Franklin Resources                                    33,635            2,589
  Freddie Mac                                          117,672            7,676


--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Golden West Financial (D)                             48,018       $    3,091
  Goldman Sachs Group                                   75,532            7,706
  Hartford Financial Services Group                     50,508            3,777
  Huntington Bancshares                                 39,427              952
  Janus Capital Group (D)                               39,537              595
  Jefferson-Pilot                                       23,215            1,170
  JPMorgan Chase                                       600,482           21,209
  Keycorp                                               69,093            2,290
  Lehman Brothers Holdings                              47,107            4,677
  Lincoln National                                      29,647            1,391
  Loews                                                 27,145            2,104
  M&T Bank (D)                                          16,723            1,759
  Marsh & McLennan                                      90,675            2,512
  Marshall & Ilsley                                     36,191            1,609
  MBIA (D)                                              23,405            1,388
  MBNA                                                 216,796            5,671
  Mellon Financial                                      72,060            2,067
  Merrill Lynch                                        161,094            8,862
  Metlife                                              124,917            5,614
  MGIC Investment                                       16,300            1,063
  Moody's                                               46,976            2,112
  Morgan Stanley                                       187,176            9,821
  National City                                        101,045            3,448
  North Fork Bancorporation                             81,247            2,282
  Northern Trust                                        34,586            1,577
  Plum Creek Timber+ (D)                                31,256            1,135
  PNC Financial Services Group                          48,248            2,628
  Principal Financial Group                             50,566            2,119
  Progressive                                           34,043            3,364
  Prologis+                                             31,705            1,276
  Providian Financial (D)*                              49,844              879
  Prudential Financial                                  89,103            5,850
  Regions Financial (D)                                 79,001            2,677
  Safeco                                                21,626            1,175
  Simon Property Group+ (D)                             37,608            2,726
  SLM (D)                                               71,918            3,653
  Sovereign Bancorp                                     63,023            1,408
  St. Paul Travelers                                   114,751            4,536
  State Street                                          56,715            2,736
  SunTrust Banks                                        57,864            4,180
  Synovus Financial (D)                                 52,860            1,515
  T Rowe Price Group                                    21,047            1,318
  Torchmark                                             18,104              945
  UnumProvident (D)                                     50,600              927
  US Bancorp                                           313,131            9,143
  Wachovia                                             269,161           13,350
  Washington Mutual                                    149,446            6,081
  Wells Fargo                                          288,005           17,735
  XL Capital, Cl A                                      23,822            1,773
  Zions Bancorporation                                  15,280            1,124
                                                                     ----------
                                                                        377,619
                                                                     ----------
HEALTH CARE -- 13.3%
  Abbott Laboratories                                  264,781           12,977
  Aetna                                                 49,746            4,120
  Allergan                                              22,379            1,908
  AmerisourceBergen (D)                                 17,924            1,239
  Amgen*                                               211,310           12,776
  Applera--Applied Biosystems Group                     33,386              657
  Bausch & Lomb                                          9,123              757
  Baxter International                                 105,696            3,921
  Becton Dickinson                                      43,007            2,257
  Biogen Idec*                                          58,614            2,019
  Biomet                                                42,967            1,488
  Boston Scientific*                                   128,500            3,470
  Bristol-Myers Squibb                                 333,006            8,319
  C.R. Bard                                             17,810            1,185
                                                                     ----------

--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund (Continued)
June 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Cardinal Health                                       73,344       $    4,223
  Caremark Rx*                                          77,708            3,460
  Chiron (D)*                                           25,101              876
  Cigna                                                 22,370            2,394
  Eli Lilly (D)                                        193,108           10,758
  Express Scripts*                                      25,670            1,283
  Fisher Scientific International (D)*                  20,400            1,324
  Forest Laboratories*                                  58,518            2,273
  Genzyme*                                              42,932            2,580
  Gilead Sciences*                                      76,918            3,384
  Guidant                                               55,344            3,725
  HCA (D)                                               71,369            4,045
  Health Management Associates, Cl A                    41,492            1,086
  Hospira*                                              26,821            1,046
  Humana*                                               27,347            1,087
  IMS Health (D)                                        39,443              977
  Johnson & Johnson                                    506,926           32,950
  King Pharmaceuticals*                                 41,079              428
  Laboratory of America Holdings (D)*                   22,964            1,146
  Manor Care                                            14,656              582
  McKesson                                              50,197            2,248
  Medco Health Solutions*                               47,156            2,516
  Medimmune (D)*                                        42,296            1,130
  Medtronic                                            206,131           10,676
  Merck                                                375,463           11,564
  Millipore*                                             8,457              480
  Mylan Laboratories                                    45,785              881
  PerkinElmer                                           22,029              416
  Pfizer                                             1,268,273           34,979
  Quest Diagnostics (D)                                 31,044            1,654
  Schering-Plough                                      250,809            4,780
  St. Jude Medical*                                     61,648            2,688
  Stryker                                               63,716            3,030
  Tenet Healthcare (D)*                                 79,638              975
  Thermo Electron*                                      27,200              731
  UnitedHealth Group                                   216,251           11,275
  Waters*                                               20,290              754
  Watson Pharmaceuticals*                               18,621              550
  WellPoint*                                           104,380            7,269
  Wyeth                                                228,099           10,150
  Zimmer Holdings*                                      41,948            3,195
                                                                     ----------
                                                                        248,661
                                                                     ----------
INDUSTRIALS -- 11.2%
  3M                                                   131,345            9,496
  Allied Waste Industries (D)*                          46,148              366
  American Power Conversion (D)                         30,573              721
  American Standard                                     30,639            1,284
  Apollo Group, Cl A (D)*                               28,052            2,194
  Avery Dennison (D)                                    17,280              915
  Boeing                                               141,184            9,318
  Burlington Northern Santa Fe                          64,339            3,029
  Caterpillar                                           58,314            5,558
  Cendant                                              179,426            4,014
  Cintas (D)                                            25,405              981
  Cooper Industries, Cl A                               15,757            1,007
  CSX (D)                                               36,665            1,564
  Cummins (D)                                            7,276              543
  Danaher (D)                                           46,794            2,449
  Deere                                                 41,980            2,749
  Delta Air Lines (D)*                                  25,067               94
  Dover                                                 34,638            1,260
  Eaton                                                 26,000            1,557
  Emerson Electric                                      71,303            4,466
  Equifax                                               22,673              810
  FedEx                                                 51,446            4,168
  Fluor (D)                                             14,549              838

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  General Dynamics                                      34,031       $    3,728
  General Electric                                   1,808,220           62,655
  Goodrich                                              20,418              836
  H&R Block (D)                                         28,101            1,640
  Honeywell International                              145,308            5,323
  Illinois Tool Works                                   46,715            3,722
  Ingersoll-Rand, Cl A                                  28,995            2,069
  ITT Industries                                        15,692            1,532
  L-3 Communications Holdings                           20,166            1,544
  Lockheed Martin                                       68,809            4,464
  Masco                                                 74,520            2,367
  Monster Worldwide*                                    20,527              589
  Navistar International*                               11,184              358
  Norfolk Southern                                      68,771            2,129
  Northrop Grumman                                      61,261            3,385
  Paccar                                                29,536            2,008
  Pall                                                  21,086              640
  Parker Hannifin                                       20,435            1,267
  Pitney Bowes                                          39,253            1,710
  Raytheon                                              77,046            3,014
  Rockwell Automation                                   29,752            1,449
  Rockwell Collins                                      30,334            1,446
  RR Donnelley & Sons                                   36,628            1,264
  Ryder System                                          10,899              399
  Southwest Airlines                                   125,280            1,745
  Textron                                               22,983            1,743
  Tyco International                                   344,174           10,050
  Union Pacific                                         44,762            2,901
  United Parcel Service, Cl B (D)                      190,172           13,152
  United Technologies                                  174,438            8,957
  Waste Management                                      96,666            2,740
  WW Grainger                                           14,184              777
                                                                     ----------
                                                                        210,984
                                                                     ----------
INFORMATION TECHNOLOGY -- 15.0%
  ADC Telecommunications (D)*                           19,697              429
  Adobe Systems (D)                                     83,216            2,382
  Advanced Micro Devices (D)*                           66,990            1,162
  Affiliated Computer Services,
     Cl A (D)*                                          21,540            1,101
  Agilent Technologies*                                 73,498            1,692
  Altera*                                               63,308            1,255
  Analog Devices (D)                                    63,344            2,363
  Andrew (D)*                                           27,379              349
  Apple Computer*                                      140,346            5,166
  Applied Materials (D)*                               281,415            4,553
  Applied Micro Circuits*                               52,170              134
  Autodesk                                              39,026            1,341
  Automatic Data Processing                             99,152            4,161
  Avaya*                                                81,627              679
  BMC Software (D)*                                     37,672              676
  Broadcom, Cl A*                                       49,754            1,767
  Ciena*                                                98,872              207
  Cisco Systems*                                     1,090,614           20,842
  Citrix Systems*                                       28,821              624
  Computer Associates International (D)                 90,501            2,487
  Computer Sciences*                                    31,821            1,391
  Compuware*                                            65,869              474
  Comverse Technology (D)*                              33,611              795
  Convergys*                                            24,168              344
  Corning (D)*                                         246,792            4,102
  Dell*                                                413,268           16,328
  Electronic Arts (D)*                                  52,363            2,964
  Electronic Data Systems (D)                           88,024            1,694
  EMC*                                                 409,042            5,608
  First Data                                           133,225            5,348
  Fiserv*                                               32,864            1,411

--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund (Continued)
June 30, 2005

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Freescale Semiconductor, Cl B (D)*                    68,283       $    1,446
  Gateway (D)*                                          51,249              169
  Hewlett-Packard                                      492,368           11,576
  Intel                                              1,053,225           27,447
  International Business Machines                      275,325           20,429
  Intuit (D)*                                           31,530            1,422
  Jabil Circuit*                                        31,210              959
  JDS Uniphase (D)*                                    245,682              373
  Kla-Tencor (D)*                                       33,422            1,461
  Lexmark International, Cl A*                          21,532            1,396
  Linear Technology                                     52,217            1,916
  LSI Logic*                                            65,460              556
  Lucent Technologies (D)*                             753,462            2,193
  Maxim Integrated Products                             55,556            2,123
  Mercury Interactive (D)*                              14,638              561
  Micron Technology*                                   104,380            1,066
  Microsoft                                          1,713,985           42,575
  Molex (D)                                             28,516              743
  Motorola                                             417,832            7,630
  National Semiconductor (D)                            59,944            1,321
  NCR*                                                  31,666            1,112
  Network Appliance (D)*                                62,261            1,760
  Novell (D)*                                           64,447              400
  Novellus Systems (D)*                                 23,772              587
  Nvidia (D)*                                           28,265              755
  Oracle*                                              755,393            9,971
  Parametric Technology*                                47,022              300
  Paychex                                               60,475            1,968
  PMC - Sierra*                                         31,297              292
  QLogic*                                               15,619              482
  Qualcomm (D)                                         279,074            9,212
  Sabre Holdings, Cl A                                  22,367              446
  Sanmina-SCI*                                          89,011              487
  Scientific-Atlanta                                    25,858              860
  Siebel Systems*                                       87,542              779
  Solectron*                                           165,132              626
  Sun Microsystems*                                    579,357            2,161
  Sungard Data Systems*                                 49,121            1,728
  Symantec*                                            120,653            2,623
  Symbol Technologies                                   41,263              407
  Tektronix                                             15,199              354
  Tellabs*                                              78,563              683
  Teradyne (D)*                                         33,022              395
  Texas Instruments                                    284,100            7,975
  Unisys*                                               57,360              363
  Veritas Software*                                     72,662            1,773
  Xerox (D)*                                           162,797            2,245
  Xilinx (D)                                            59,264            1,511
  Yahoo!*                                              223,675            7,750
                                                                     ----------
                                                                        281,196
                                                                     ----------
MATERIALS -- 2.9%
  Air Products & Chemicals                              39,009            2,352
  Alcoa                                                148,196            3,872
  Allegheny Technologies                                15,223              336
  Ball                                                  18,696              672
  Bemis                                                 18,204              483
  Dow Chemical                                         163,789            7,294
  E.I. Du Pont de Nemours                              169,533            7,292
  Eastman Chemical                                      13,612              751
  Ecolab (D)                                            37,548            1,215
  Engelhard                                             20,778              593
  Freeport-McMoRan Copper & Gold,
     Cl B (D)                                           30,437            1,140
  Georgia-Pacific                                       44,185            1,405
  Great Lakes Chemical                                   8,984              283
  Hercules*                                             19,498              276

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
  International Flavors & Fragrances                    15,064       $      546
  International Paper                                   83,377            2,519
  Louisiana-Pacific                                     18,687              459
  MeadWestvaco                                          32,411              909
  Monsanto                                              45,648            2,870
  Newmont Mining (D)                                    75,900            2,962
  Nucor                                                 27,168            1,239
  Pactiv*                                               25,241              545
  Phelps Dodge                                          16,437            1,520
  PPG Industries                                        29,452            1,848
  Praxair                                               54,882            2,558
  Rohm & Haas (D)                                       33,062            1,532
  Sealed Air (D)*                                       14,210              708
  Sigma-Aldrich                                         11,707              656
  Temple-Inland                                         21,086              783
  United States Steel (D)                               19,413              667
  Vulcan Materials                                      17,501            1,137
  Weyerhaeuser (D)                                      41,678            2,653
                                                                     ----------
                                                                         54,075
                                                                     ----------
TELECOMMUNICATION SERVICES -- 3.2%
  Alltel (D)                                            55,615            3,464
  AT&T                                                 136,094            2,591
  BellSouth                                            312,007            8,290
  CenturyTel (D)                                        22,884              793
  Citizens Communications                               57,044              767
  Nextel Communications, Cl A*                         191,592            6,190
  Qwest Communications
     International (D)*                                284,200            1,054
  SBC Communications                                   562,983           13,371
  Sprint (D)                                           252,096            6,325
  Verizon Communications                               471,669           16,296
                                                                     ----------
                                                                         59,141
                                                                     ----------
UTILITIES -- 3.4%
  AES*                                                 111,036            1,819
  Allegheny Energy (D)*                                 27,561              695
  Ameren (D)                                            34,569            1,912
  American Electric Power                               65,188            2,403
  Calpine (D)*                                          90,867              309
  Centerpoint Energy (D)                                49,205              650
  Cinergy                                               33,696            1,510
  CMS Energy (D)*                                       36,946              556
  Consolidated Edison (D)                               41,247            1,932
  Constellation Energy Group                            30,072            1,735
  Dominion Resources                                    57,916            4,250
  DTE Energy (D)                                        29,581            1,383
  Duke Energy (D)                                      158,670            4,717
  Dynegy, Cl A (D)*                                     56,320              274
  Edison International                                  55,403            2,247
  Entergy                                               36,244            2,738
  Exelon (D)                                           113,985            5,851
  FirstEnergy                                           56,087            2,698
  FPL Group                                             66,519            2,798
  KeySpan                                               29,361            1,195
  Nicor                                                  7,710              317
  NiSource (D)                                          46,124            1,141
  Peoples Energy                                         6,610              287
  PG&E                                                  62,960            2,364
  Pinnacle West Capital                                 16,563              736
  PPL                                                   32,160            1,910
  Progress Energy (D)                                   42,286            1,913
  Public Service Enterprise Group (D)                   40,530            2,465
  Sempra Energy                                         40,471            1,672
  Southern (D)                                         126,759            4,395
  TECO Energy (D)                                       35,120              664

--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund (Continued)
June 30, 2005

--------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  TXU                                                   40,848       $    3,394
  Xcel Energy (D)                                       68,172            1,331
                                                                     ----------
                                                                         64,261
                                                                     ----------
Total Common Stock
  (Cost $1,204,369) ($ Thousands)                                     1,856,795
                                                                     ----------

CORPORATE OBLIGATIONS (E)(F) -- 5.6%
FINANCIALS -- 5.6%
  ASIF Global Financing XV (G)
    3.528%, 09/02/05                                   $   318              318
  Allstate Life Global Funding II MTN (G)
    3.210%, 07/15/05                                     1,576            1,576
  American General Finance
    5.875%, 07/14/06                                       343              349
    3.220%, 07/15/05 (G)                                 4,969            4,968
  Bear Stearns EXL
    3.230%, 07/15/05                                     6,100            6,100
  CCN Bluegrass (G)
    3.340%, 07/18/05                                     2,227            2,227
  CIT Group MTN
    3.620%, 07/29/05                                       390              391
    3.260%, 08/12/05                                     8,567            8,567
    3.250%, 07/19/05                                       857              857
  Caterpillar Financial Services
     MTN, Ser F
    3.250%, 07/11/05                                     1,713            1,713
  Countrywide Home Loans
     MTN, Ser A
    3.509%, 09/21/05                                     2,810            2,810
  Countrywide Home Loans
     MTN, Ser M
    3.440%, 09/06/05                                     3,906            3,906
    3.389%, 08/26/05                                     1,028            1,028
    2.810%, 07/29/05                                       754              754
  Dekabank
    3.187%, 07/19/05                                     6,339            6,338
  Five Finance MTN (G)
    3.230%, 07/22/05                                     4,866            4,865
  Harrier Finance Funding MTN (G)
    3.390%, 09/15/05                                       994              994
  Irish Life & Permanent MTN, Ser X (G)
    3.270%, 07/21/05                                     4,557            4,557
  Jackson National Life Funding (G)
    3.111%, 07/01/05                                     7,539            7,539
  K2 MTN (G)
    3.354%, 09/12/05                                       206              206
  Lakeside Funding (G)
    3.220%, 07/08/05                                     1,713            1,713
  Liberty Lighthouse US Capital MTN (G)
    3.150%, 07/11/05                                     3,427            3,425
  Morgan Stanley EXL
    3.150%, 07/05/05                                     1,199            1,199
  Morgan Stanley EXL, Ser S
    3.130%, 07/05/05                                     1,713            1,713
  Nationwide Building Society (G)
    3.478%, 09/28/05                                     1,713            1,714
    3.160%, 07/07/05                                     3,427            3,427
  Nordbank (G)
    3.300%, 07/25/05                                     2,913            2,912
  Northern Rock (G)
    3.150%, 07/05/05                                     3,530            3,530
  Pacific Life Global Funding (G)
    3.200%, 07/13/05                                     2,570            2,570

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Premium Asset Trust (G)
    3.430%, 07/29/05                                   $ 3,255           $3,258
    3.270%, 07/06/05                                     2,536            2,537
    2.140%, 07/15/05                                     4,797            4,797
  SLM EXL, Ser S
    3.220%, 07/15/05                                     3,769            3,769
  SLM MTN, Ser X (G)
    3.260%, 07/20/05                                     6,853            6,853
  White Pine Finance MTN, Ser 1 (G)
    3.081%, 07/01/05                                     1,508            1,508
                                                                     ----------
Total Corporate Obligations
  (Cost $104,988) ($ Thousands)                                         104,988
                                                                     ----------

ASSET-BACKED SECURITIES (E)(F)(G) -- 2.6%
AUTOMOTIVE -- 0.4%
  Capital Auto Receivables Asset
    Trust, Ser 2005-SN1A, Cl A1
    3.327%, 05/15/06                                     7,047            7,047
  Drivetime Auto Owner Trust, Ser
    2005-A, Cl A1
    3.240%, 07/15/05                                       599              599
                                                                     ----------
                                                                          7,646
                                                                     ----------
MORTGAGE RELATED SECURITIES -- 2.2%
  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A
    3.260%, 07/20/05                                     2,193            2,193
  Blue Heron Funding, Ser 9A, Cl A1
    3.344%, 07/25/05                                     3,427            3,427
  CCN Independence IV
    3.306%, 07/15/05                                     1,885            1,885
    3.290%, 07/15/05                                     1,199            1,199
  Cheyne High Grade,
    Ser 2004-1A, Cl A1
    3.250%, 08/10/05                                     1,970            1,970
  Commodore, Ser 2003-2A,
    Cl A1MM
    3.490%, 09/12/05                                     1,576            1,576
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    3.193%, 07/08/05                                     2,570            2,570
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
    3.310%, 07/20/05                                     4,866            4,866
  Harwood Street Funding II,
    Ser 2005-1A, Cl NOTE
    3.364%, 07/25/05                                     3,427            3,427
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    3.370%, 08/18/05                                     3,349            3,349
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AMM2
    3.364%, 07/25/05                                     5,204            5,204
  RMAC, Ser 2004-NS3A, Cl A1
    3.210%, 07/12/05                                     1,329            1,329
  Saturn Ventures II
    3.220%, 07/07/05                                     3,803            3,803
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    3.350%, 07/28/05                                     2,213            2,213


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund (Continued)
June 30, 2005

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                               ($ Thousands)/Shares    ($ Thousands)
--------------------------------------------------------------------------------
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMB
    3.430%, 09/15/05                                 $     857       $      857
  Whitehawk CDO Funding,
    Ser 2004-1A, Cl AMMC
    3.430%, 09/15/05                                       617              617
                                                                     ----------
                                                                         40,485
                                                                     ----------
Total Asset-Backed Securities
  (Cost $48,131) ($ Thousands)                                           48,131
                                                                     ----------

COMMERCIAL PAPER (A)(E) -- 1.1%
FINANCIALS -- 1.1%
  Ajax Bambino Funding
    3.127%, 07/06/05                                     3,427            3,425
  Beethoven Funding
    3.115%, 07/05/05                                     1,713            1,713
  Belmont Funding
    3.480%, 07/01/05                                    11,175           11,175
  Brahms Funding
    3.267%, 08/05/05                                     1,713            1,708
  Carmel Mountain Funding Trust
    3.190%, 07/13/05                                       857              856
  Mica Funding
    3.309%, 07/19/05                                     1,713            1,710
                                                                     ----------
Total Commercial Paper
  (Cost $20,587) ($ Thousands)                                           20,587
                                                                     ----------

U.S. TREASURY OBLIGATION (A)(B) -- 0.1%
  U.S. Treasury Bills
   2.982%, 09/22/05                                      1,600            1,589
                                                                     ----------
Total U.S. Treasury Obligation
  (Cost $1,589) ($ Thousands)                                             1,589
                                                                     ----------

CASH EQUIVALENT  -- 1.2%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A (C)                      22,160,411           22,160
                                                                     ----------
Total Cash Equivalent
  (Cost $22,160) ($ Thousands)                                           22,160
                                                                     ----------

MASTER NOTES (E) -- 0.7%
  Bank of America Master Notes
    3.518%, 07/01/05                                     8,567            8,567
  Bear Stearns Master Notes
    3.613%, 07/01/05                                     4,112            4,112
                                                                     ----------
Total Master Notes
  (Cost $12,679) ($ Thousands)                                           12,679
                                                                     ----------

CERTIFICATES OF DEPOSIT (E)(F) -- 0.4%
  U.S. Trust
    3.341%, 07/14/05                                     3,427            3,427
  Washington Mutual Bank
    3.270%, 08/18/05                                     4,043            4,043
                                                                     ----------
Total Certificates of Deposit
  (Cost $7,470) ($ Thousands)                                             7,470
                                                                     ----------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (E)(H) -- 1.6%
Barclays Capital
  3.338%, dated 06/30/05, to be
  repurchased on 07/01/05, repurchase
  price $9,982,980 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $182,792-
  $5,101,292, 0.000%-4.500%,
  04/12/06-05/15/23; total market value
  $10,181,684)                                         $ 9,982       $    9,982
Deutsche Bank
  3.375%, dated 06/30/05, to be
  repurchased on 07/01/05, repurchase
  price $10,280,990 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $50,681-
  $3,786,065, 3.625%-6.790%,
  02/15/07-03/05/19; total market value
  $10,485,636)                                          10,280           10,280
Lehman Brothers
  3.350%, dated 06/30/05, to be
  repurchased on 07/01/05, repurchase
  price $3,701,154 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $1,995,182-
  $2,226,105, 0.000%-6.000%,
  05/15/11-04/15/15; total market value
  $3,774,839)                                            3,701            3,701
UBS Securities
  3.338%, dated 06/30/05, to be
  repurchased on 07/01/05, repurchase
  price $6,853,994 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $96,290-
  $702,674, 0.000%-5.250%, 07/19/05-
  05/15/26; total market value
  $6,990,538)                                            6,853            6,853
                                                                     ----------
Total Repurchase Agreements
  (Cost $30,816) ($ Thousands)                                           30,816
                                                                     ----------

Total Investments -- 112.3%
  (Cost $1,452,789)(1) ($ Thousands)                                 $2,105,215
                                                                     ==========

 Percentages are based on Net Assets of $1,874,799 ($ Thousands).
* Non-income producing security.
+ Real Estate Investment Trust
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(C) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.
(D) This security or a partial position of this security is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 was $217,439
($ Thousands).
(E) This security was purchased with cash collateral held from securities lending. The total value of such securities as of June 30, 2005 was $224,671
($ Thousands).
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2005.


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


S & P 500 Index Fund (Concluded)
June 30, 2005

(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been deemed liquid under guidelines established by the Board of Directors.
(H) Tri-Party Repurchase Agreements
Cl -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
Ser -- Series

(1) At June 30, 2005, the tax basis cost of the Fund's investments was $1,460,670 ($ Thousands), and the unrealized appreciation and depreciation were $774,124 and $(129,579) ($ Thousands), respectively.

The Fund had the following short futures contracts open as of June 30, 2005:

---------------------------------------------------------------------
                Number      Contract                    Unrealized
  Contract        of          Value                    Depreciation
 Description   Contracts  ($ Thousands)   Expiration   ($ Thousands)
---------------------------------------------------------------------
S&P 500 Index     417        $ 24,926      09/17/05       $(181)
---------------------------------------------------------------------


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Bond Index Fund
June 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 34.8%
  FHLMC
   10.500%, 12/01/17 to 06/01/19                          $    3        $     3
   9.500%, 08/01/17 to 02/01/21                                9             11
   9.000%, 07/01/09                                            1              1
   8.500%, 01/01/10                                            9              9
   8.000%, 01/01/11 to 08/01/30                               17             18
   7.500%, 11/01/09 to 02/01/31                               76             81
   7.000%, 11/01/07 to 04/01/32                              179            190
   6.500%, 07/01/08 to 08/01/32                              484            500
   6.000%, 11/01/13 to 04/01/33                              722            743
   5.500%, 03/01/17 to 03/01/35                            1,776          1,807
   5.000%, 11/01/17 to 02/01/35                            1,834          1,845
   4.500%, 04/01/18 to 10/01/33                            1,086          1,078
   4.000%, 08/01/18 to 09/01/18                              373            365
  FNMA
   9.500%, 02/01/21                                            1              1
   8.500%, 05/01/07 to 04/01/30                               25             27
   8.000%, 08/01/07 to 02/01/30                               37             38
   7.500%, 06/01/07 to 07/01/33                               78             84
   7.000%, 02/01/08 to 05/01/32                              268            283
   6.500%, 04/01/11 to 01/01/33                              594            618
   6.000%, 12/01/08 to 09/01/34                            1,193          1,228
   5.500%, 12/01/13 to 11/01/34                            2,742          2,785
   5.000%, 11/01/17 to 04/01/35                            2,582          2,594
   4.500%, 04/01/18 to 08/01/33                              906            901
   4.000%, 09/01/18 to 10/01/18                              232            228
  FNMA TBA
   5.500%, 07/01/35                                          225            228
   4.500%, 07/01/35                                          150            147
  GNMA
   11.500%, 04/15/15                                          15             17
   10.000%, 09/15/18 to 02/20/21                               2              2
   9.500%, 09/15/09 to 07/15/17                                6              6
   9.000%, 09/15/25                                           36             40
   8.500%, 05/15/17 to 11/15/22                               31             34
   8.000%, 10/15/07 to 03/15/30                               41             44
   7.500%, 01/15/23 to 06/15/32                               89             94
   7.000%, 12/15/27 to 04/15/31                              105            113
   6.500%, 03/15/11 to 11/15/31                              228            239
   6.000%, 04/15/17 to 11/15/33                              428            442
   5.500%, 02/15/33 to 04/15/34                              634            648
   5.000%, 05/15/18 to 10/15/33                              373            376
   4.500%, 08/15/33                                           24             24
                                                                        -------
Total U.S. Government Agency Mortgage-Backed
  Obligations (Cost $17,671) ($ Thousands)                               17,892
                                                                        -------

U.S. TREASURY OBLIGATIONS -- 23.7%
  U.S. Treasury Bonds
   12.000%, 08/15/13                                         140            174
   11.250%, 02/15/15                                          55             87
   9.125%, 05/15/18                                          205            307
   8.875%, 02/15/19                                          100            149
   8.750%, 08/15/20                                          175            263
   8.500%, 02/15/20                                          200            293
   8.125%, 08/15/19                                          100            142
   8.000%, 11/15/21                                          155            223
   7.625%, 11/15/22 to 02/15/25                              130            186
   7.500%, 11/15/16 to 11/15/24                              190            261
   7.250%, 05/15/16                                          100            128
   7.125%, 02/15/23                                          125            169
   6.625%, 02/15/27                                          100            133
   6.500%, 11/15/26                                           40             52
   6.375%, 08/15/27                                           45             58


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------
   6.250%, 08/15/23 to 05/15/30                           $  220        $   278
   6.125%, 11/15/27 to 08/15/29                              170            216
   6.000%, 02/15/26                                          100            123
   5.500%, 08/15/28                                           80             94
   5.375%, 02/15/31                                          150            177
   5.250%, 11/15/28 to 02/15/29                              240            275
  U.S. Treasury Notes
   6.500%, 02/15/10                                          155            173
   6.000%, 08/15/09                                          150            163
   5.750%, 08/15/10                                          180            197
   5.625%, 05/15/08                                          675            711
   5.500%, 05/15/09                                          100            106
   5.000%, 02/15/11 to 08/15/11                              275            293
   4.875%, 02/15/12                                          100            106
   4.750%, 11/15/08 to 05/15/14                              350            365
   4.375%, 05/15/07 to 08/15/12                              280            287
   4.250%, 08/15/13 to 11/15/14                              720            738
   4.125%, 05/15/15                                           95             96
   4.000%, 06/15/09 to 02/15/14                              690            697
   3.875%, 05/15/09                                          140            141
   3.750%, 03/31/07                                          385            385
   3.625%, 04/30/07 to 05/15/13                              465            464
   3.500%, 11/15/06 to 11/15/09                              560            557
   3.375%, 02/28/07 to 09/15/09                              510            506
   3.250%, 08/15/08 to 01/15/09                              385            380
   3.125%, 01/31/07 to 05/15/07                              905            896
   3.000%, 11/15/07 to 02/15/09                              630            619
   2.625%, 05/15/08                                          180            175
   2.500%, 10/31/06                                          330            325
                                                                        -------
Total U.S. Treasury Obligations
  (Cost $11,795) ($ Thousands)                                           12,168
                                                                        -------

CORPORATE OBLIGATIONS  -- 21.9%
CONSUMER DISCRETIONARY -- 1.5%
  Comcast Cable Communications
    6.750%, 01/30/11                                          50             55
  DaimlerChrysler
    7.450%, 03/01/27                                          60             68
  Ford Motor
    7.450%, 07/16/31                                         105             88
  Gannett
    6.375%, 04/01/12                                          80             89
  Hertz
    7.000%, 01/15/28                                          50             44
  May Department Stores
    3.950%, 07/15/07                                         235            233
  News America Holdings
    7.700%, 10/30/25                                          75             91
  Target
    7.000%, 07/15/31                                          25             32
  Time Warner
    6.950%, 01/15/28                                          65             75
                                                                        -------
                                                                            775
                                                                        -------
CONSUMER STAPLES -- 1.4%
  Coca Cola Enterprises
    8.500%, 02/01/22                                         100            137
  HJ Heinz Finance
    6.625%, 07/15/11                                          65             72
  Kellogg, Ser B
    7.450%, 04/01/31                                          40             53
  Kraft Foods
    5.625%, 11/01/11                                          80             85


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Bond Index Fund (Continued)
June 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Kroger
    8.050%, 02/01/10                                      $   50        $    57
  Procter & Gamble
    6.450%, 01/15/26                                          40             48
  Safeway
    6.500%, 11/15/08                                         135            142
  Unilever Capital
    7.125%, 11/01/10                                          50             56
  Wal-Mart Stores
    4.550%, 05/01/13                                          75             76
                                                                        -------
                                                                            726
                                                                        -------
ENERGY -- 2.0%
  Burlington Resources Finance
    5.600%, 12/01/06                                         250            254
  Canadian Natural Resources
    6.450%, 06/30/33                                          35             40
  ConocoPhilips
    6.650%, 07/15/18                                         105            124
  Devon Financing
    7.875%, 09/30/31                                          25             32
  KeySpan
    7.625%, 11/15/10                                          50             58
  Kinder Morgan Energy Partners LP
    7.400%, 03/15/31                                          60             73
  Marathon Oil
    5.375%, 06/01/07                                         100            102
  Occidental Petroleum
    7.375%, 11/15/08                                         200            220
  Transocean
    6.625%, 04/15/11                                         130            146
                                                                        -------
                                                                          1,049
                                                                        -------
FINANCIALS -- 10.1%
  Abbey National PLC
    7.950%, 10/26/29                                          35             48
  Allstate
    7.200%, 12/01/09                                          90            100
    5.000%, 08/15/14                                          40             41
  Allstate Life Global Funding
    Trusts MTN
    4.250%, 02/26/10                                         115            115
  Bank of America
    7.800%, 09/15/16                                          70             87
  Bear Stearns
    7.625%, 12/07/09                                         140            158
  Boeing Capital
    6.500%, 02/15/12                                         100            112
  CIT Group
    5.500%, 11/30/07                                         140            144
  Citigroup
    6.625%, 06/15/32                                          20             24
    4.250%, 07/29/09                                         100            100
  Credit Suisse First Boston USA
    6.125%, 11/15/11                                         125            136
  ERP Operating LP
    6.950%, 03/02/11                                         120            134
  European Investment Bank
    4.625%, 03/01/07                                         150            152
  General Electric Capital MTN,
    Ser A
    6.750%, 03/15/32                                          85            105
    5.450%, 01/15/13                                          65             69
  General Electric Capital Services
    7.500%, 08/21/35                                          25             34


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Goldman Sachs Group
    5.150%, 01/15/14                                      $  155        $   159
  HSBC Finance
    6.400%, 06/17/08                                         165            175
  HSBC Holdings PLC (B)
    7.625%, 05/17/32                                          60             79
  International Bank for
    Reconstruction & Development
    7.625%, 01/19/23                                          55             76
  JPMorgan Chase
    5.250%, 05/30/07                                         125            128
    5.250%, 05/01/15                                         155            160
  KFW International Finance
    4.750%, 01/24/07                                         150            152
  Korea Development Bank
    5.250%, 11/16/06                                         200            203
  Kreditanstalt fuer Wiederaufbau
    4.250%, 06/15/10                                          40             40
  Lehman Brothers Holdings
    7.875%, 08/15/10                                         110            128
  MBNA America Bank NA
    6.625%, 06/15/12                                         100            112
  Merrill Lynch
    6.875%, 11/15/18                                          50             59
  Metlife
    6.125%, 12/01/11                                         180            195
  Morgan Stanley
    7.250%, 04/01/32                                          45             57
  NB Capital Trust IV
    8.250%, 04/15/27                                         125            137
  National Rural Utilities
    Cooperative Finance MTN, Ser C
    7.250%, 03/01/12                                         130            151
  Pemex Project Funding
     Master Trust
    7.875%, 02/01/09                                         145            158
  Royal Bank of Scotland Group PLC
    4.700%, 07/03/18                                         100             99
  SLM MTN, Ser A
    5.000%, 10/01/13                                         100            102
  SMBC International Finance
    8.500%, 06/15/09                                         100            114
  Sanwa Finance Aruba
    8.350%, 07/15/09                                         100            114
  Simon Property Group LP+
    3.750%, 01/30/09                                         100             97
  Societe Generale - New York
    7.400%, 06/01/06                                         100            103
  SunTrust Bank
    6.375%, 04/01/11                                          50             55
  Swiss Bank - New York
    7.000%, 10/15/15                                         100            120
  US Bancorp MTN, Ser N
    5.100%, 07/15/07                                         150            153
  Wachovia Bank NA
    4.850%, 07/30/07                                         125            127
  Washington Mutual Bank
    5.500%, 01/15/13                                          75             79
  Wells Fargo
    5.125%, 02/15/07                                         300            305
                                                                        -------
                                                                          5,196
                                                                        -------
HEALTH CARE -- 0.9%
  Abbott Laboratories
    5.625%, 07/01/06                                         175            178


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Bond Index Fund (Continued)
June 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Boston Scientific
    5.450%, 06/15/14                                      $   40        $    42
  Bristol-Myers Squibb
    5.750%, 10/01/11                                         100            107
  Eli Lilly
    7.125%, 06/01/25                                          30             38
  Pharmacia
    6.500%, 12/01/18                                          20             24
  Wyeth
    5.500%, 03/15/13                                          75             79
                                                                        -------
                                                                            468
                                                                        -------
INDUSTRIALS -- 1.8%
  Cendant
    6.250%, 01/15/08                                         135            141
  Honeywell International
    6.125%, 11/01/11                                         100            110
  Illinois Tool Works
    5.750%, 03/01/09                                          50             53
  Norfolk Southern
    5.590%, 05/17/25                                          90             94
  Northrop Grumman
    7.125%, 02/15/11                                         115            130
  PHH
    7.125%, 03/01/13                                          50             55
  Pulte Homes
    5.250%, 01/15/14                                         105            105
  Raytheon
    7.200%, 08/15/27                                          50             62
  Union Pacific
    6.625%, 02/01/29                                          25             29
  United Technologies
    7.125%, 11/15/10                                          50             57
  Viacom
    6.625%, 05/15/11                                          80             86
                                                                        -------
                                                                            922
                                                                        -------
INFORMATION TECHNOLOGY -- 0.3%
  International Business Machines
    4.750%, 11/29/12                                         125            128
                                                                        -------
MATERIALS -- 0.8%
  Alcan
    6.125%, 12/15/33                                          35             37
  Dow Chemical
    6.125%, 02/01/11                                         100            109
  E.I. Du Pont de Nemours
    8.250%, 09/15/06                                         100            104
  International Paper
    5.500%, 01/15/14                                          80             82
  Weyerhaeuser
    7.125%, 07/15/23                                          50             56
                                                                        -------
                                                                            388
                                                                        -------
TELECOMMUNICATION SERVICES -- 2.0%
  BellSouth
    6.000%, 10/15/11                                          90             97
  Deutsche Telekom International
    Finance
    8.750%, 06/15/30                                          20             27
  France Telecom
    8.750%, 03/01/31                                          25             35
  Koninklijke
    8.375%, 10/01/30                                          35             48


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
  Motorola
    8.000%, 11/01/11                                      $   75        $    88
  New Cingular Wireless Services
    8.750%, 03/01/31                                          35             49
  SBC Communications
    6.250%, 03/15/11                                         170            184
  Sprint Capital
    7.625%, 01/30/11                                         185            211
  TCI Communications
    8.750%, 08/01/15                                         100            128
  Verizon Global Funding
    7.750%, 12/01/30                                          65             84
    7.250%, 12/01/10                                          65             74
  Vodafone Group
    7.875%, 02/15/30                                          20             27
                                                                        -------
                                                                          1,052
                                                                        -------
UTILITIES -- 1.1%
  Cincinnati Gas & Electric
    5.700%, 09/15/12                                         100            107
  Dominion Resources
    6.300%, 03/15/33                                          35             38
  Duke Energy Field Services LLC
    7.875%, 08/16/10                                          50             57
  FPL Group Capital
    7.375%, 06/01/09                                         100            111
  Midamerican Energy Holdings
    8.480%, 09/15/28                                          70             94
  Oncor Electric Delivery
    7.000%, 05/01/32                                          50             61
  Pacific Gas & Electric
    4.800%, 03/01/14                                         100            100
                                                                        -------
                                                                            568
                                                                        -------
Total Corporate Obligations
  (Cost $10,717) ($ Thousands)                                           11,272
                                                                        -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.0%
  FFCB
   3.375%, 07/15/08                                          170            167
  FHLB
   5.750%, 05/15/12                                          125            137
   4.500%, 09/16/13                                          100            102
   3.625%, 11/14/08                                          100             99
   3.500%, 05/15/07                                          265            263
   3.375%, 02/23/07 to 09/14/07                              465            461
   3.000%, 04/15/09                                          160            155
  FHLMC
   6.875%, 09/15/10                                          125            141
   6.625%, 09/15/09                                           60             66
   6.375%, 08/01/11                                           85             87
   6.250%, 07/15/32                                          145            182
   5.750%, 04/15/08 to 01/15/12                              550            588
   5.625%, 03/15/11                                          100            108
   4.875%, 03/15/07                                          150            153
   3.500%, 09/15/07                                          215            214
  FNMA
   7.125%, 06/15/10 to 01/15/30                              200            251
   6.625%, 11/15/10                                           50             56
   6.125%, 03/15/12                                          105            118
   6.000%, 05/15/08                                          230            243
   5.250%, 04/15/07 to 01/15/09                              530            548
   5.125%, 01/02/14                                           45             47
   5.000%, 01/15/07                                          300            305
   4.625%, 10/15/13                                           55             57


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Bond Index Fund (Continued)
June 30, 2005

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   4.250%, 07/15/07                                       $  150        $   151
   3.875%, 02/15/10                                           65             65
  FNMA (A)
   8.764%, 07/05/14                                          415            281
  TVA, Ser B
   6.000%, 03/15/13                                          100            112
                                                                        -------
Total U.S. Government Agency Obligations
  (Cost $4,979) ($ Thousands)                                             5,157
                                                                        -------

ASSET-BACKED SECURITIES  -- 4.7%
CREDIT CARDS -- 0.4%
  Citibank Credit Card Issuance
    Trust, Ser 2003-A7, Cl A7
    4.150%, 07/07/17                                         100             99
  Citibank Credit Card Master
    Trust, Ser 1998-2, Cl A
    6.050%, 01/15/10                                         100            105
                                                                        -------
                                                                            204
                                                                        -------

FINANCIAL -- 0.8
  Morgan Stanley Dean Witter
    Capital, Ser 2002-TOP7, Cl A2
    5.980%, 01/15/39                                         175            191
  Morgan Stanley Dean Witter
    Capital, Ser 2003-HQ2,  Cl A2
    4.920%, 03/12/35                                         200            205
                                                                        -------
                                                                            396
                                                                        -------

MORTGAGE RELATED SECURITIES -- 3.5
  Ameriquest Mortgage Securities,
    Ser 2003-6  Cl AF4
    4.329%, 08/25/33                                         150            149
  Bear Stearns Commercial
    Mortgage Securities, Ser
    1999-WF2, Cl A2
    7.080%, 07/15/31                                         200            219
  Bear Stearns Commercial
    Mortgage Securities, Ser
    PWR4, Cl A3
    5.468%, 06/11/41                                         100            106
  CSFB Mortgage Securities,
     Ser 1999-C1, Cl A2
    7.290%, 09/15/41                                         250            275
  DLJ Commercial Mortgage,
     Ser 1998-CF2, Cl A1B
    6.240%, 11/12/31                                         200            212
  GE Capital Mortgage,
     Ser 2000-1, Cl A2
    6.496%, 01/15/33                                         175            192
  GMAC Commercial Mortgage
    Securities, Ser 1998-C1, Cl
    A2
    6.700%, 05/15/30                                         112            118
  JPMorgan Chase Commercial
    Mortgage, Ser 2000-C10, Cl A2
    7.371%, 08/15/32                                         200            223
  PECO Energy Transition Trust,
     Ser 1999-A, Cl A7
    6.130%, 03/01/09                                         150            158


--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
  UBS Commercial Mortgage Trust,
    Ser 2002-C1, Cl A3
    6.226%, 03/15/26                                      $  150        $   160
                                                                        -------
                                                                          1,812
                                                                        -------
Total Asset-Backed Securities
  (Cost $2,341) ($ Thousands)                                             2,412
                                                                        -------

YANKEE BONDS -- 2.9
  AXA
    8.600%, 12/15/30                                          25             34
  Government of Canada
    5.250%, 11/05/08                                         135            141
  Hellenic Republic of Greece
    6.950%, 03/04/08                                         165            177
  International Bank for
    Reconstruction & Development
    8.250%, 09/01/16                                         125            168
  Province of Nova Scotia
    5.750%, 02/27/12                                         100            109
  Province of Ontario
    3.375%, 01/15/08                                         215            212
  Province of Quebec
    7.500%, 09/15/29                                          30             42
  Republic of Italy
    4.375%, 06/15/13                                         150            153
  Telecom Italia Capital
    6.375%, 11/15/33                                          45             48
  United Mexican States
    8.375%, 01/14/11                                         100            116
    8.125%, 12/30/19                                          75             92
    7.500%, 01/14/12                                         160            182
                                                                        -------
Total Yankee Bonds
  (Cost $1,419) ($ Thousands)                                             1,474
                                                                        -------

CASH EQUIVALENT  -- 2.5%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A (C)                         1,303,118          1,303
                                                                        -------
Total Cash Equivalent
  (Cost $1,303) ($ Thousands)                                             1,303
                                                                        -------

MUNICIPAL BOND  -- 0.2%
  Illinois State, GO
    5.100%, 06/01/33                                         120            125
                                                                        -------
Total Municipal Bond
  (Cost $110) ($ Thousands)                                                 125
                                                                        -------

Total Investments -- 100.7%
  (Cost $50,335)(1) ($ Thousands)                                       $51,803
                                                                        =======

 Percentages are based on Net Assets of $51,457 ($ Thousands).
+ Real Estate Investment Trust
(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B) Securities sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been deemed liquid under guidelines established by the Board of Directors.


--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


Bond Index Fund (Concluded)
June 30, 2005

(C) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NA -- National Association
PLC -- Public Limited Company
Ser -- Series
TBA -- To Be Announced
TVA -- Tennessee Valley Authority

(1) At June 30, 2005, the tax basis cost of the Fund's investments was $50,335 ($ Thousands), and the unrealized appreciation and depreciation were $1,616 and $(148) ($ Thousands), respectively.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
                              SEI Index Funds / Quarterly Report / June 30, 2005

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Index Funds


By (Signature and Title)*                  /s/ Edward D. Loughlin
                                           ----------------------
                                           Edward D. Loughlin
                                           Chief Executive Officer

Date: August 29, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Edward D. Loughlin
                                           ----------------------
                                           Edward D. Loughlin
                                           Chief Executive Officer

Date: August 29, 2005


By (Signature and Title)*                  /s/ Peter (Pedro) A. Rodriguez
                                           ------------------------------
                                           Peter (Pedro) A. Rodriguez
                                           Controller & Chief Financial Officer

Date: August 29, 2005

*Print the name and title of each signing officer under his or her signature